Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 30, 2017 USD ($)
Disclosure of related party [Abstract]
Short-term employee compensation and benefits	$ 3,786,667	$ 2,680,621	$ 2,596,082
Termination benefits	0	0	779,666
Share-based payments	1,123,408	1,067,195	459,298
Compensation of key management personnel	$ 4,910,075	$ 3,747,816	$ 3,835,046
Liability to officer				$ 178,125